Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment, net consisted of the following:

	December 31,	December 31,
	2018	2017
	(U.S. $ in thousands)
Machinery and equipment	$134,708	$133,656
Buildings and improvements	139,666	131,993
Computer equipment and software	49,991	48,237
Office equipment, furniture and fixtures	17,616	17,893
Land	19,111	19,234
	361,092	351,013
Accumulated depreciation	(173,437)	(155,147)
	187,655	195,866
Construction work in progress	495	4,085
	$188,150	$199,951